Contingencies and commitment	12 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Contingencies and commitment

17	Contingencies and commitment

Operating lease:

The company entered into lease agreements to rent the office premises for its own use. The office lease agreements included Vision exchange office unit #07-08 in Singapore and a pharmacy for business operation purpose. The monthly lease fee for all these premises are approximately equivalent to $10,400, and the tenancy periods range about 1 year. The company accounted for the lease arrangements under operating leases